SHARE BASED COMPENSATION - Summary of share option activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average remaining contractual life and aggregate intrinsic value
Share-based compensation	$ 4,062,600	$ 34,204,761	$ 349,700
Share options
Number of share options
Outstanding at the beginning	136,028,000
Granted	14,159,744
Exercised	(82,857,500)
Forfeited	(8,455,000)
Outstanding at the end	58,875,244	136,028,000
Weighted average exercise price
Outstanding at the beginning (in dollars per share)	$ 0.01666
Granted (in dollars per share)	0.25409
Exercised (in dollars per share)	0.00001
Forfeited (in dollars per share)	0.05521
Outstanding at the end (in dollars per share)	$ 0.05868	$ 0.01666
Weighted average remaining contractual life and aggregate intrinsic value
Weighted average remaining contractual life	8 years 1 month 10 days	7 years 3 months 7 days
Aggregate intrinsic value	$ 10,478,715	$ 74,861,376
Share-based compensation	2,231,270	1,522,271	345,203
Total unrecognized share based compensation expense	$ 6,015,195
Weighted average period expected to be recognized for unrecognized share based compensation expense	2 years 8 months 12 days
Performance-based share options
Number of share options
Granted	47,108,000
Forfeited	(10,050,000)
Outstanding at the end	37,058,000
Weighted average exercise price
Granted (in dollars per share)	$ 0.00524
Forfeited (in dollars per share)	0.00137
Outstanding at the end (in dollars per share)	$ 0.00629
Weighted average remaining contractual life and aggregate intrinsic value
Weighted average remaining contractual life	9 years 4 days
Aggregate intrinsic value	$ 8,537,131
Share-based compensation	7,866	$ 0	$ 0
Total unrecognized share based compensation expense	$ 17,627,760
Weighted average period expected to be recognized for unrecognized share based compensation expense	4 years